Borrowings (Details Narrative)																										1 Months Ended							6 Months Ended		12 Months Ended
	Sep. 23, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Oct. 31, 2024 USD ($)	Oct. 31, 2024 EUR (€)	Oct. 30, 2024 USD ($)	Oct. 30, 2024 EUR (€)	Sep. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	May 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Nov. 30, 2023 USD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2023 EUR (€)	Jul. 31, 2023 USD ($) shares	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2022 EUR (€)	Jul. 31, 2020 EUR (€)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 EUR (€)	Sep. 30, 2023 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Jun. 30, 2025 EUR (€)	May 31, 2025 EUR (€)	May 15, 2025 USD ($)	May 15, 2025 EUR (€)	Jan. 31, 2025 EUR (€)	Jan. 27, 2025 USD ($)	Jan. 27, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Oct. 31, 2024 EUR (€)	Sep. 30, 2024 EUR (€)	Aug. 31, 2024 EUR (€)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 EUR (€)	Jun. 30, 2024 EUR (€)	May 31, 2024 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 26, 2024 EUR (€)	Feb. 29, 2024 EUR (€)	Feb. 28, 2024	Feb. 08, 2024 EUR (€)	Jan. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Nov. 30, 2023 EUR (€)	Aug. 31, 2023 EUR (€)	Jul. 31, 2023 EUR (€)	Apr. 30, 2023 EUR (€)	Mar. 31, 2023 EUR (€)	Feb. 28, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Short-Term Debt [Line Items]
Shareholders loans payable		$ 50,057,013												$ 15,682,351													$ 50,057,013						$ 9,013,611		$ 50,057,013		$ 15,682,351
Unsecured term loans		46,392,310												15,800,000													46,392,310								$ 46,392,310		15,800,000																						€ 12,629,000
Discount rate percentage																																			35.00%	35.00%
Restated amount		558,206												544,731													558,206						315,940		$ 558,206		544,731
Gain loss on debt extinguishment																																	(3,838,715)		4,377,051	€ 3,464,238
Gain loss on debt extinguishment																																	$ 3,838,715		(4,377,051)	€ (3,464,238)
Lien hardt And Partner Privat Bank Zurich AG [Member]
Short-Term Debt [Line Items]
Interest rate				6.35%	6.35%
Line of credit facility				$ 3,100,000																																										€ 2,500,000
Line of credit facility, increase net				5,600,000	€ 4,500,000	$ 2,500,000	€ 2,000,000
Convertible Loan Agreements [Member]
Short-Term Debt [Line Items]
Borrow amount		13,300,000									$ 7,600,000	$ 7,600,000												€ 10,448,384	€ 10,448,384		13,300,000	$ 7,600,000	$ 7,600,000		€ 4,500,000	€ 4,500,000			$ 13,300,000																		€ 6,000,000		€ 6,000,000					€ 4,500,000
Interest rate											15.00%	15.00%												10.00%	8.00%
Unsecured term loans | €																																						€ 6,000,000
Threshold percentage																																	15.00%
Maturity date description																												March 2026	March 2026				March 5, 2026
Discount rate percentage											25.00%	35.00%																						10.00%	10.00%	10.00%	10.00%
principal amount		5,900,000																									5,900,000								$ 5,900,000										€ 4,653,493
Debt conversion, converted instrument, shares issued | shares																			7,845,055
Convertible Loan Agreements One [Member]
Short-Term Debt [Line Items]
Borrow amount		5,700,000																									5,700,000								5,700,000
Maturity date description																														March 2026	March 2026	March 2026
Unsecured Shareholder Term Loans [Member]
Short-Term Debt [Line Items]
Borrow amount																																		$ 2,400,000					€ 1,849,502
Unsecured term loans																										$ 1,900,000														$ 3,500,000	€ 2,800,000	€ 1,500,000			2,000,000
Unsecured Shareholder Term Loans [Member] | IPO [Member]
Short-Term Debt [Line Items]
principal amount																																								$ 12,500,000	€ 10,000,000
Unsecured Shareholder Term Loans [Member] | Unsecured Term Loan Agreements [Member]
Short-Term Debt [Line Items]
Borrow amount		$ 3,000,000		$ 2,500,000					$ 3,700,000	$ 3,600,000			$ 1,600,000	$ 1,800,000		$ 1,000,000	$ 2,000,000		$ 1,600,000	$ 1,800,000	$ 1,800,000	$ 1,600,000	$ 2,000,000			$ 3,000,000	$ 3,000,000			$ 1,000,000				11,200,000	$ 3,000,000		$ 1,800,000					2,300,000			€ 2,800,000	4,800,000		€ 3,000,000	$ 11,200,000	€ 9,000,000	€ 9,000,000	€ 2,900,000						€ 1,300,000	1,500,000	€ 800,000	€ 1,600,000	€ 1,300,000	€ 1,500,000	€ 1,500,000	€ 1,300,000	€ 1,600,000
Interest rate									10.00%	10.00%			10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%			7.75%
Line of credit term																										5 years
Threshold percentage		10.00%	10.00%					15.00%																			15.00%
Maturity date description																	December 2023	December 2023	December 2023	June 2023	June 2023	June 2023	June 2023
Interest rate, effective percentage		9.665%																									9.665%								9.665%										9.665%
Restated amount														$ 8,100,000			$ 12,900,000																				8,100,000																						6,490,000		10,329,000
Restated debt														7,300			11,800,000																				$ 7,300																						€ 5,900		€ 9,390,000
Rolled up interest debt														$ 738,000	€ 590,000		$ 1,200,000	€ 930,000
Restated overall amount								$ 33,600,000																																							€ 26,901,566
principal amount								32,300,000																																							25,829,000
Accrued interest								1,400,000																																							1,132,566
New debt terms		$ 40,425,804	€ 30,425,804
Debt instrument, interest rate, stated percentage		12.85%																									12.85%								12.85%					15.00%	15.00%				12.85%
Debt instrument term																																			5 years	5 years
Unsecured Shareholder Term Loans [Member] | Unsecured Term Loan Agreements [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Borrow amount																										$ 1,800,000																€ 1,500,000	$ 1,800,000	€ 1,500,000
Threshold percentage	1.25%
Unsecured Shareholder Term Loans [Member] | Unsecured Term Loan Agreements [Member] | IPO [Member] | Maximum [Member]
Short-Term Debt [Line Items]
principal amount								$ 12,500,000																																							€ 10,000,000
Tranche One [Member] | Convertible Loan Agreements [Member]
Short-Term Debt [Line Items]
Unsecured term loans																																		3,800,000																							€ 3,000,000
Interest rate, effective percentage																																																								35.00%
Tranche Two [Member] | Convertible Loan Agreements [Member]
Short-Term Debt [Line Items]
Unsecured term loans																																		$ 3,800,000																				€ 3,000,000
Interest rate, effective percentage																																																						25.00%
Unsecured Shareholder Term Loans One [Member] | Unsecured Term Loan Agreements [Member]
Short-Term Debt [Line Items]
Borrow amount | €																																														€ 2,000,000